Note 15 Investments In Subsidiaries Joint Ventures And Associates (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	€ 99	€ 152
Investments in associates	796	749
Investments in subsidiaries, joint ventures and associates	€ 894	€ 900